ACCOUNTING POLICIES 3 (Details)	12 Months Ended
	Dec. 31, 2014 recycling_market	Dec. 31, 2012
Significant Acquisitions and Disposals [Line Items]
Average period over which market price of scrap per ton is calculated	10 years
Number of Recycling Markets	3
Profit share expense percentage (in hundredths)	20.00%	25.00%
Vessel [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life	P25Y
Property, Plant and Equipment, Other Types [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life	P5Y